Discontinued Operations (Detail) (USD $)	6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 30, 2011 Galls LLC	Sep. 27, 2013 Galls LLC	Sep. 28, 2012 Galls LLC	Sep. 30, 2011 Galls LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture	$ 24,000,000	$ 919,000	$ 919,000	$ 6,479,000	$ 83,078,000	$ 75,000,000
Loss from Disposal of Discontinued Operation, before Income Tax									(1,500,000)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Sales							0	0	162,294,000
Income (loss) before income taxes							(1,701,000)	491,000	441,000
Income tax provision (benefit)							(671,000)	194,000	175,000
Discontinued Operations, Income (Loss) Before Loss on Sale							(1,030,000)	297,000	266,000
Loss on sale, net of tax							0	0	(11,998,000)
Income (loss) from discontinued operations			$ (1,030,000)	$ 297,000	$ (11,732,000)		$ (1,030,000)	$ 297,000	$ (11,732,000)